Intangible Assets	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

Intangible assets as of June 30, 2024 and December 31, 2023 consisted of the following:

	June 30, 2024	December 31, 2023
Intangible assets
Cost	$37,497	$12,761
Accumulated amortization	(6,379)	(4,199)
Additions, at cost	11,628	25,620
Amortization current period	(2,352)	(2,329)
Intangible assets, net	$40,394	$31,853

The intangible assets represent the ERAYAK trademark and the Company’s purchase of patents related to new technologies to produce inverters.

There were no disposals for the fiscal periods ended June 30, 2024 and December 31, 2023.

During the periods of June 30, 2024 and December 31, 2023, the Company had no impaired or pledged intangibles.

Five succeeding years of amortization are as follows:

Year	Amortization	Net carrying value
2025	$4,913	$35,481
2026	4,913	30,568
2027	4,913	25,655
2028	4,913	20,742
2029	4,913	15,829